Acquisitions and Dispositions of Investments in Real Estate (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 28, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Gross proceeds from sale of investment in real estate			$ 1,475	$ 650
Gain (loss) on sale of real estate			$ 660	$ (52)
Cincinnati Race Street [Member] | Subsequent Event [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Disposal group including discontinued operation consideration					$ 3,150
Financing receivables interest rate stated percentage					8.00%
Receivable withi imputed interest face amount					$ 3,150
Financing receivables term					24 months
Parking Lot In Wildwood Nj [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Gross proceeds from sale of investment in real estate	$ 1,500
Gain (loss) on sale of real estate	700
Net proceeds from sale of investment in real estate	$ 300
Parking Lot in Canton, Ohio [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Gross proceeds from sale of investment in real estate		$ 700
Gain (loss) on sale of real estate		(100)
Net proceeds from sale of investment in real estate		$ 100